Condensed Financial Information (Parent Company Only) - Condensed Balance Sheet (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks	$ 2,796,331	$ 2,696,107
Other assets	1,041,005	1,804,184
Total assets	318,418,776	321,446,238
Liabilities
Other liabilities	829,260	1,033,951
Stockholders' Equity	41,138,796	44,120,329	41,165,423
Total liabilities and stockholders' equity	318,418,776	321,446,238
Parent Company
Assets
Cash and due from banks	3,479,895	4,083,024
Investment in common stock of subsidiary	37,426,345	39,649,911
Loan receivable from subsidiary	291,037	326,564
Other assets	130,137	118,690
Total assets	41,327,414	44,178,189
Liabilities
Other liabilities	188,618	57,860
Stockholders' Equity	41,138,796	44,120,329
Total liabilities and stockholders' equity	$ 41,327,414	$ 44,178,189